SCHEDULE OF EMPLOYEE BENEFIT EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basic salaries, allowances and all benefits-in-kind	$ 23,274,243	$ 14,934,202	$ 14,392,676
Pension costs - defined contribution plans	552,064	322,891	316,009
Share-based payments	11,684,519	29,176,427	11,397,318
Total Employee Benefit Expenses	$ 35,510,826	$ 44,433,520	$ 26,106,003